Long-Term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)	Mar. 31, 2016 USD ($)
Debt Instrument [Line Items]
Other long term debt, debt raised during the year	₨ 129,121.4	₨ 99,257.6
Other long-term debt	358,109.0	282,085.4	$ 5,405.4
Lower tier II capital
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year qualifying for Tier II capital under RBI regulatory guidelines	0.0	5,000.0
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt	140,571.6	125,397.6
Local currency borrowings
Debt Instrument [Line Items]
Other long-term debt	₨ 217,537.4	₨ 156,687.8